Capital and other components of equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Equity [Abstract]
Summary of Warrants

Changes in the value of equity related to the warrants were as follows:

	December 31, 2022		December 31, 2021
	Weighted		Weighted
	average	Number of	average	Number of
	exercise price	warrants	exercise price	warrants

Warrants outstanding at April 1, 2022 and 2021	$325.34	176,429	$325.34	176,429
Issued	0.0001	645,526	—	—
Reclassification from liability related to warrants	78.75	497,355	—	—
Exercised	0.0001	(645,526)	—	—
Warrants outstanding at December 31, 2022 and December 31, 2021	$120.36	673,784	$325.34	176,429

Warrants exercisable at December 31, 2022 and December 31, 2021	$143.32	673,784	$325.34	176,429

Warrants of the Company classified as equity are composed of the following as at December 31, 2022 and March 31, 2022:

	December 31, 2022			March 31, 2022
	Number	Number	Number	Number
	outstanding	exercisable	Amount	outstanding	exercisable	Amount

Warrants IFF (i)	57,143	57,143	1,630,210	57,143	57,143	1,630,210
Warrants AMI (ii)	119,286	119,286	4,449,680	119,286	119,286	4,449,680
2020 Warrants (iii)	300,926	300,926	19,058	—	—	—
2021 Warrants (iv)	196,429	196,429	18,652	—	—	—
	673,784	673,784	$6,117,600	176,429	176,429	$6,079,890
(i)	During the year ended March 31, 2020, Neptune granted 57,143 warrants (“Warrants IFF”) with an exercise price of $420.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. No expense was recognized during the three and nine-month periods ended December 31, 2022 (2021 - $25,267 and $178,917 respectively) under the research and development expenses.
(ii)	During the year ended March 31, 2020, Neptune granted 119,286 warrants (“Warrants AMI”) with an exercise price of $280.00 with 85,715 expiring on October 3, 2024 and 33,572 expiring on February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. The warrants fully vested in fiscal year ended March 31, 2021 and as such no expense was recognized in relation to those instruments since then.
(iii)	During the year ended March 31, 2021, Neptune issued a total of 300,926 warrants (“2020 Warrants”) with an exercise price of $78.75 expiring on October 22, 2025. The warrants, issued as part of the Private Placement entered into on October 20, 2020, are exercisable beginning anytime on or after April 22, 2021 until October 22, 2025. Initially classified as liability, the 2020 Warrants which had a fair value of $19,058 were reclassified as equity on October 1, 2022 as a result of the change in functional currency. The holders of these warrants will be entitled to participate in dividends and other distributions of assets by the Company to its holders of common shares as though the holder then held common shares.
(iv)	On February 19, 2021, the Corporation issued 196,429 warrants (“2021 Warrants”) with an exercise price of $78.75 expiring on August 19, 2026. The warrants, issued as part of a Registered Direct Offering entered into on February 17, 2021, are exercisable beginning anytime on or after August 19, 2021 until August 19, 2026. Initially classified as liability, the 2021 Warrants which had a fair value of $18,652 were reclassified as equity on October 1, 2022 as a result of the change in functional currency. The holders of these warrants will be entitled to participate in dividends and other distributions of assets by the Company to its holders of common shares as though the holder then held common shares.
(g)	Common shares issued in connection with debt financing:

On July 13, 2022, Neptune issued 372,670 common shares for a value of $570,185 in connection with the amendment of the Secured Promissory Notes that were issued by Sprout for the payment of borrowing costs. In connection with this amendment, investment funds managed by MSEC have provided an additional $3 million in Secured Promissory Notes to Sprout.

On September 9, 2022, Neptune issued 36,765 common shares for a value of $75,736 in connection with a new $250,000 Secured Promissory Notes that were issued by Sprout, for the payment of borrowing costs.

Changes in the value of equity related to the warrants for the years ended March 31, 2022 and 2021 were as follows:

	March 31, 2022		March 31, 2021
	Weighted average	Number of	Weighted average	Number of
	exercise price	warrants	exercise price	warrants
Warrants outstanding at April 1, 2021 and 2020	$325.34	176,429	$325.34	176,429
Issued	0.0035	185,715	—	—
Exercised	0.0035	(185,715)	—	—
Warrants outstanding at March 31, 2022 and 2021	$325.34	176,429	$325.34	176,429
Warrants exercisable at March 31, 2022 and 2021	$325.34	176,429	$325.34	147,858

Warrants of the Corporation classified as equity are composed of the following as at March 31, 2022 and March 31, 2021:

			March 31, 2022			March 31, 2021
	Number	Number		Number	Number
	outstanding	exercisable	Amount	outstanding	exercisable	Amount
Warrants IFF (i)	57,143	57,143	$1,630,210	57,143	28,572	$1,451,293
Warrants AMI (ii)	119,286	119,286	4,449,680	119,286	119,286	4,449,680
	176,429	176,429	$6,079,890	176,429	147,858	$5,900,973
(i)

During the year ended March 31, 2020, Neptune granted 57,143 warrants (“Warrants IFF”) with an exercise price of $420.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. An expense of $178,917 was recognized during the twelve-month period ended March 31, 2022 (2021 - $822,316) under the research and development expenses.

(ii)

During the year ended March 31, 2020, Neptune granted 119,286 warrants (“Warrants AMI”) with an exercise price of $280.00 with 85,715 expiring on October 3, 2024 and 33,572 expiring on February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. The warrants fully vested in fiscal year ended March 31, 2021 and as such no expense was recognized in relation to those instruments in the year ended March 31, 2022. During the twelve-month period ended March 31, 2021, expenses of $1,113,884 were recognized in selling, general and administrative expenses.